STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
10. STOCKHOLDERS’ EQUITY

Stock Options

On October 11, 2007, the Company granted key officers and directors 550,000 stock options, which expire on October 11, 2012 with each stock option entitling its holder to purchase one common share at $1.08, which are vested 20% on the first anniversary of the grant date and remaining 80% shall become vested in four equal yearly installments on each of the four anniversary dates of the grant date subsequent to the first anniversary of the grant date.

On June 10, 2010, the Company granted key officers and directors 1,090,000 stock options, which expire on June 10, 2015 with each stock option entitling its holder to purchase one common share at $0.60, which are vested 20% on the first anniversary of the grant date and remaining 80% shall become vested in four equal yearly installments on each of the four anniversary dates of the grant date subsequent to the first anniversary of the grant date.

		Weighted Average
	Number of Options	Exercise Price
Balance, December 31, 2012	1,040,000	$0.60
Forfeited	(20,000)	0.60
Balance, December 31, 2013	1,020,000	0.60
Forfeited	(820,000)	0.60
Balance, December 31, 2014	200,000	$0.60

As at December 31, 2014, the Company has 200,000 stock options outstanding:

Exercise price	Outstanding as at December 31, 2014			Exercisable as at December 31, 2014
			Weighted			Weighted
		Weighted	Average		Weighted	Average
		Average	Remaining		Average	Remaining
	Number of	Exercise	Contractual	Number of	Exercise	Contractual
	Options	Price	Life (years)	Options	Price	Life (years)

$0.60	200,000	$0.60	0.44	160,000	$0.60	0.44
	200,000	$0.60	0.44	160,000	$0.60	0.44

Exercise price	Outstanding as at December 31, 2013			Exercisable as at December 31, 2013
			Weighted			Weighted
		Weighted	Average		Weighted	Average
		Average	Remaining		Average	Remaining
	Number of	Exercise	Contractual	Number of	Exercise	Contractual
	Options	Price	Life (years)	Options	Price	Life (years)

$0.60	1,020,000	$0.60	1.44	612,000	$0.60	1.44
	1,020,000	$0.60	1.44	612,000	$0.60	1.44

The fair value of each stock option granted in the fiscal year 2010 was calculated as $0.30. The Company recorded stock based compensation expense of ($74,955) in fiscal year 2014 (2013- $27,879 and 2012-$59,404) for options granted in the previous years. The fair value of each option granted is estimated on the date of the grant using the Black-Scholes option pricing model with weighted average assumptions for grants as follows:

2010
Risk-free interest rate	2.65%
Expected life of options	5 years
Annualized volatility	76.71%
Dividend rate	0%

There was no stock option granted in fiscal year 2014 and 2013.